Other Charges (Recoveries) - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restructuring and Related Costs [Line Items]
Expense of restructuring activities			$ 10.5	$ 25.8	$ 37.9
Cash restructure charges			9.8	23.3	28.1
Impairment loss (reversal of impairment loss) recognised in profit or loss			0.7	2.5	9.8
Restructuring provision		$ 11.2	6.1	4.7	11.2
Gains (losses) on disposals of non-current assets				0.3
Losses on post-employment benefit plan			0.0	0.0	4.1
Toronto transition costs (recoveries)			1.2	0.0	(95.8)
Accelerated amortization of unamortized deferred financing costs			3.0	0.0	2.0
Net acquisition costs			6.1
Costs related to acquisition activities			7.3		3.9
Release of indirect tax liabilities			(1.2)
Integration and acquisition-related transaction costs					3.9
Acquisition-related costs for potential acquisitions				0.2	1.7
Gains on litigation settlements			10.5	2.5	2.0
Impakt Acquisition
Restructuring and Related Costs [Line Items]
Charges related to re-measurement of indemnification assets after acquisition					2.2
Property, plant and equipment
Restructuring and Related Costs [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss			1.5
Gains on sale of surplus equipment
Restructuring and Related Costs [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss			(0.8)
Pension Plan Adjustment From Change In Law
Restructuring and Related Costs [Line Items]
Losses on post-employment benefit plan		4.1
Gain on Sale of Toronto Property
Restructuring and Related Costs [Line Items]
Toronto transition costs (recoveries)	$ (102.0)
Internal Transition Costs
Restructuring and Related Costs [Line Items]
Toronto transition costs (recoveries)				0.0	2.4
Credit Facility
Restructuring and Related Costs [Line Items]
Accelerated amortization of unamortized deferred financing costs			$ 2.6
Fee and commission expense		$ 2.0			2.0
Right-of-use assets
Restructuring and Related Costs [Line Items]
Write-downs of property, plant and equipment				$ 1.1	$ 1.0